Chartered-in Vessels - Capital Lease Obligations (Details) $ in Thousands	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)
Capital Leased Assets [Line Items]
Number of lessors | lease	9
Finance lease, liability	$ 1,268,990	$ 1,340,922
Less current portion	(73,953)	(71,932)
Long-term obligations related to finance leases	$ 1,195,037	$ 1,268,990